Offerings - Offering: 1	Mar. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	4,375,954
Proposed Maximum Offering Price per Unit	2.52
Maximum Aggregate Offering Price	$ 11,027,404.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,522.88
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares of common stock, par value $0.0001 (the "Common Stock") of Century Therapeutics, Inc. (the "Registrant") issuable under the Century Therapeutics, Inc. 2021 Equity Incentive Plan (the "Plan") in the event the number of outstanding shares of the Registrant is increased by reason of any stock dividend, stock split, recapitalization, merger, consolidation or reorganization or similar transaction. Represents 4,375,954 shares of Common Stock that were added to the shares authorized for issuance under the Plan on January 1, 2026 pursuant to an "evergreen" provision contained in the Plan. This estimate is made pursuant to Rule 457(h) and Rule 457(c) of the Securities Act. The price shown is based upon the average of the high and low prices reported for the Common Stock on the Nasdaq Capital Market on March 6, 2026. The Registrant does not have any fee offsets.